Quarterly Results of Operations (Unaudited) (Details) (USD $)	1 Months Ended		3 Months Ended									6 Months Ended		12 Months Ended
	Nov. 30, 2011	Jul. 31, 2011	Jul. 31, 2012	Jan. 31, 2012	Nov. 01, 2011	Aug. 02, 2011	May 03, 2011	Feb. 01, 2011	Nov. 02, 2010	Aug. 03, 2010	May 04, 2010	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Quarterly Results of Operations (Unaudited)
Net sales			$ 33,200,000	$ 188,558,000	$ 183,514,000	$ 179,914,000	$ 151,924,000	$ 127,494,000	$ 130,675,000	$ 127,583,000	$ 108,363,000	$ 471,832,000	$ 331,838,000	$ 703,910,000	$ 494,115,000	$ 432,250,000
Cost of sales				112,685,000	110,106,000	109,281,000	95,946,000	80,439,000	82,410,000	79,436,000	71,677,000	287,126,000	205,227,000	428,018,000	313,962,000	280,506,000
Gross profit from retail operations				75,873,000	73,408,000	70,633,000	55,978,000	47,055,000	48,265,000	48,147,000	36,686,000	184,706,000	126,611,000	275,892,000	180,153,000	151,744,000
Franchise fees and royalty income				1,296,000	1,329,000	1,085,000	987,000	943,000	832,000	827,000	593,000	2,532,000	2,072,000	4,697,000	3,195,000	2,100,000
Gross profit, including franchise fees and royalty income				77,169,000	74,737,000	71,718,000	56,965,000	47,998,000	49,097,000	48,974,000	37,279,000	187,238,000	128,683,000	280,589,000	183,348,000	153,844,000
Operating expenses:
Sales and marketing expenses				45,471,000	41,420,000	45,077,000	35,637,000	30,483,000	29,135,000	30,132,000	24,213,000	115,692,000	80,718,000	167,605,000	113,963,000	95,305,000
General and administrative expenses				15,919,000	11,638,000	12,357,000	11,770,000	9,480,000	8,398,000	7,463,000	8,770,000	35,878,000	24,123,000	51,684,000	34,111,000	32,336,000
Goodwill impairment charge								536,000							536,000
Loss on store closings and impairment of store assets				435,000	285,000	(135,000)	174,000	1,972,000	67,000	(101,000)	548,000	71,000	39,000	759,000	2,486,000	5,179,000
Total operating expenses				61,825,000	53,343,000	57,299,000	47,581,000	42,471,000	37,600,000	37,494,000	33,531,000	151,641,000	104,880,000	220,048,000	151,096,000	132,820,000
Income from operations				15,344,000	21,394,000	14,419,000	9,384,000	5,527,000	11,497,000	11,480,000	3,748,000	35,597,000	23,803,000	60,541,000	32,252,000	21,024,000
Other expense (income):
Interest income				(5,000)	(1,000)	(1,000)	(2,000)	(5,000)		(1,000)		(1,000)	(3,000)	(9,000)	(6,000)	(12,000)
Interest expense				3,831,000	8,530,000	8,672,000	8,277,000	8,211,000	7,828,000	7,664,000	7,360,000	4,289,000	16,949,000	29,310,000	31,063,000	27,126,000
Loss from debt extinguishment				3,831,000		1,873,000							1,873,000	5,704,000		(2,822,000)
Total other expense (income)				7,657,000	8,529,000	10,544,000	8,275,000	8,206,000	7,828,000	7,663,000	7,360,000	4,288,000	18,819,000	35,005,000	31,057,000	24,292,000
Income (loss) before income taxes				7,687,000	12,865,000	3,875,000	1,109,000	(2,679,000)	3,669,000	3,817,000	(3,612,000)	31,309,000	4,984,000	25,536,000	1,195,000	(3,268,000)
Income tax expense (benefit)				(9,685,000)	551,000	239,000	80,000	(1,046,000)	1,791,000	1,865,000	(1,764,000)	11,488,000	319,000	(8,815,000)	846,000	1,405,000
Net income (loss)				17,372,000	12,314,000	3,636,000	1,029,000	(1,633,000)	1,878,000	1,952,000	(1,848,000)	19,821,000	4,665,000	34,351,000	349,000	(4,673,000)
Decrease in interest expense				4,400,000
Amount of debt repaid and converted				188,000,000
Repayment of borrowings under the 2009 Loan Facility	88,800,000	40,000,000										11,203,000	50,686,000	145,231,000	3,271,000	33,537,000
Deferred tax benefit recognized														20,100,000
Reduction in deferred tax benefit resulting from the utilization of deferred tax assets, primarily net operating loss carryforwards					5,900,000									5,900,000
Reduction in deferred tax benefit resulting from the year-end evaluation supporting that deferred tax assets will be realized in future periods				$ 14,200,000										$ 14,200,000